Other long-term debt - September 2027 Senior Secured Notes (Details) ¥ in Millions		12 Months Ended
	Aug. 18, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 21, 2019 USD ($)	Jun. 21, 2019 CNY (¥)	May 31, 2019 USD ($)
Two Thousand Nineteen First Tranche
Other Long-term debt
Debt instrument redemption amount						$ 49,000,000	¥ 343.0	$ 91,000,000	¥ 637.0	$ 91,000,000
2020 Tranche
Other Long-term debt
Debt instrument redemption amount			$ 0	$ 12,000,000	¥ 77.1	$ 94,000,000	¥ 646.0
Two Thousand Twenty One Tranche [Member]
Other Long-term debt
Debt instrument redemption amount			0	$ 62,000,000	¥ 402.2
September 2027 Notes Due On September 30 2027 At 3 [Member]
Other Long-term debt
Debt issuance date	Aug. 18, 2023
Debt Conversion, Original Debt, Amount	$ 307,360,000	$ 337,930,000
Debt instrument, aggregate principal amount	$ 331,300,000
Maturity date	Sep. 30, 2027
Repayment of secured debt	$ 1,540,000
Redemption terms	At any time prior to September 30, 2027, the Company may at its option redeem the September 2027 Senior Secured Notes, in whole or in part, at a redemption price equal to or no less than 100.0% of the principal amount of the September 2027 Senior Secured Notes plus the accrued and unpaid interest, if any, to (but not including) the redemption date.
Stated rate	3.00%	3.00%
September 2027 Notes Due On September 30 2027 At 3 [Member] | Minimum [Member]
Other Long-term debt
Redemption price	100.00%
September 2027 Notes Due On September 30 2027 At 3 [Member] | Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Percentage of principal redeemable	5.00%
September 2027 Notes Due On September 30 2027 At 3 [Member] | Debt Instrument, Redemption, Period Two [Member]
Other Long-term debt
Percentage of principal redeemable	5.00%
September 2027 Senior Secured Notes [Member]
Other Long-term debt
Payment Of Consent Fee For Exchange Of Notes	$ 3
Minimum cash interest, affected interest payment period (in percentage)		2.00%
Stated rate		3.00%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction		10.00%
Debt instrument redemption amount		$ 16,800,000	$ 34,500,000
September 2027 Senior Secured Notes [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio		2
September 2027 Senior Secured Notes [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio		1
Senior Notes [Member]
Other Long-term debt
Debt Conversion, Original Debt, Amount	$ 307,360,000